Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) $ in Millions	Dec. 31, 2020 CAD ($)
Environmental Remediation Obligations [Abstract]
2021	$ 33
2022	31
2023	15
2024	14
2025	10
Thereafter	34
Total	$ 137